Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Instruments
Fair Value of Financial Instruments

NOTE 12: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value of financial instruments

The Company uses the following methods and assumptions to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.

Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred financing costs. The 2022 Notes, the 2025 Logistics Senior Notes, the 2022 Senior Secured Notes and two Navios Logistics’ loans are fixed rate borrowings and their fair value was determined based on quoted market prices.

Loans payable to affiliate companies: The carrying amount of the fixed rate loan approximates its fair value.

Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the consolidated balance sheets represents unrealized gains and losses on these securities, which are reflected in the consolidated statements of comprehensive income/(loss).

The estimated fair values of the Company’s financial instruments were as follows:

	December 31, 2021		December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$53,591	$53,591	$94,881	$94,881
Restricted cash	$84,260	$84,260	$16,303	$16,303
Investments in available-for-sale-securities	$219	$219	$222	$222
Senior and ship mortgage notes, net	$(1,101,931)	$(1,142,545)	$(1,263,566)	$(1,054,616)
Long-term debt, including current portion	$(171,919)	$(173,213)	$(191,636)	$(193,043)
Loans payable to affiliate companies, including current portion	$(112,634)	$(112,634)	$(129,227)	$(129,227)

The following table sets forth our assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of December 31, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$219	$219	$—	$—
Total	$219	$219	$—	$—

	Fair Value Measurements as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$222	$222	$—	$—
Total	$222	$222	$—	$—

As of December 31, 2021, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$7,500	$—	$7,500	$—
Total	$7,500	$—	$7,500	$—

Navios Logistics recorded an impairment loss of $21,966 for two of its tanker vessels operating in the cabotage business during the year ended December 31, 2021, the fair value of which is measured at $7,500, as at December 31, 2021.

As of December 31, 2020, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$38,054	$6,644	$31,410	$—
Operating lease assets	$10,018	$—	$10,018	$—
Total	$48,072	$6,644	$41,428	$—

The Company recorded an impairment loss of $59,108 during the year ended December 31, 2020 for three of its vessels, the fair value of which is measured at $38,054, as at December 31, 2020.

The Company recorded an impairment loss of $1,361 during the year ended December 31, 2020 for two of its charter-in vessels, the fair value of which is measured at $10,018, as at December 31, 2020.

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at December 31, 2021
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$53,591	$53,591	$—	$—
Restricted cash	$84,260	$84,260	$—	$—
Investments in available-for-sale-securities	$219	$219	$—	$—
Senior and ship mortgage notes	$(1,142,545)	$(1,133,919)	$(8,626)	$—
Long-term debt, including current portion(1)	$(173,213)	$—	$(173,213)	$—
Loans payable to affiliate companies, including current portion	$(112,634)	$—	$(112,634)	$—

	Fair Value Measurements at December 31, 2020
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$94,881	$94,881	$—	$—
Restricted cash	$16,303	$16,303	$—	$—
Investments in available-for-sale-securities	$222	$222	$—	$—
Loan receivable from affiliate companies(2)	$—	$—	$—	$—
Long-term receivable from affiliate company	$—	$—	$—	$—
Senior and ship mortgage notes	$(1,054,616)	$(1,045,990)	$(8,626)	$—
Long-term debt, including current portion(1)	$(193,043)	$—	$(193,043)	$—
Loans payable to affiliate companies, including current portion	$(129,227)	$—	$(129,227)	$—
Long-term payable to affiliate companies(2)	$—	$—	$—	$—

(1)	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
(2)	The fair value of the Company’s loan receivable from/payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.